Income Tax Provisions (Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Current:
Federal	$ 5,753	$ 18,270	$ 8,574
State	2,819	2,594	3,929
Foreign	156	486
Total current	8,728	21,350	12,503
Deferred:
Federal	30,792	(93,684)	(28,504)
State	12,433	(25,209)	(9,066)
Total deferred	43,225	(118,893)	(37,570)
Total	$ 51,953	$ (97,543)	$ (25,067)